Related Parties	12 Months Ended
Dec. 31, 2022
Related Party [Abstract]
Related Parties	Related parties
Significant shareholders
The significant shareholders of the Company are Banco Bilbao Vizcaya Argentaria, S.A. (BBVA), CaixaBank, S.A. and BlackRock, Inc.
Based on the information provided by CaixaBank, S.A. for the 2022 Annual Report Corporate Governance, as updated per share capital of Telefónica, S.A. as of December 31, 2022, the shareholding of CaixaBank, S.A. in Telefónica’s share capital were 3.50%.
Based on the information provided by Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) for the 2022 Annual Report on Corporate Governance, as updated per share capital of Telefónica, S.A. as of December 31, 2022, the shareholding of BBVA in Telefónica’s share capital were 4.87%. Likewise, and according to the aforementioned information provided by BBVA, the percentage of economic rights attributed to Telefónica, S.A. shares owned by BBVA amounts to 4.97% of the Company's share capital.

Based on the information notified by BlackRock, Inc to the CNMV on March 31, 2020, as updated per the share capital of Telefónica, S.A. as of December 31, 2022, the shareholding of BlackRock, Inc in Telefónica’s share capital were 4.48%. Based on the Schedule 13G/A filed with the SEC, on October 7, 2022, BlackRock, Inc. beneficially owned 4.96% of Telefónica, S.A. shares and 4.49% of voting rights.
During 2022 and 2021, the Group carried out no significant transactions with BlackRock, Inc. other than the corresponding dividends paid.
The following is a summary of significant transactions between the Telefónica Group and BBVA and CaixaBank companies, other than the payment of the dividend corresponding to its shareholding. All transactions were carried out at market prices.
Participated companies
On November 20, 2020, Telefónica Digital España, S.L.U. and Compañía Chilena de Inversiones, S.L., an affiliated company of BBVA, entered into an agreement related to the incorporation of a subsidiary in Colombia with the aim of commercializing loans to consumers and SME in such country. On January 5, 2021, this company was incorporated as a 50/50 joint venture between the two companies, under the name Movistar Consumer Finance Colombia, S.A.S (see Note 10).

The Telefónica Group holds a 50% interest in Telefónica Consumer Finance, E.F.C., S.A., a company controlled by CaixaBank (see Note 10).
The Telefónica Group and BBVA each hold a 44.44% interest in the joint venture Adquira España, S.A. (see Note 10).

The Telefónica Group has a 50% interest in Telefónica Factoring España and its subsidiaries in Brazil, Peru, Colombia, Mexico, Chile and Ecuador, accounted for by the equity method (see Note 10), in which BBVA and CaixaBank have minority interests.

On July 21, 2022, Telefónica, S.A. and CaixaBank Payments and Consumer E.F.C., E.P., S.A. incorporated the company Telefónica Renting, S.A. 50% each. This company is controlled by CaixaBank.

The balances as of December 31, 2022 and 2021, and the transactions carried out in 2022 and 2021 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and CaixaBank hold interests are shown below:

Millions of euros	12/31/2022	12/31/2021
Receivables from associates and joint ventures for current operations	7	6
Payables to associates and joint ventures	7	36

Millions of euros	2022	2021
Revenue from operations with associates and joint ventures	13	13
Expenses from operations with associates and joint ventures	7	9
Finance cost from operations with associates and joint ventures	1	1

Derivatives

The net fair value of the outstanding derivatives as of December 31, 2022 contracted with BBVA and CaixaBank amounts to 185 and 41 million euros, respectively (314 and 26 million euros, respectively, as of December 31, 2021).

The nominal value of these derivatives amounted to 5,778 and 264 million euros, respectively (6,664 million euros with BBVA and 264 million euros with CaixaBank in 2021). As explained in the 'Derivatives policy' section of Note 19, this volume is so high because derivatives can be applied several times to the same underlying asset for an amount equal to its face value. As of December 31, 2022, the derivatives contracted with BBVA and CaixaBank account for approximately 7% of the total amount of outstanding derivatives contracted by the Group with external counterparties (see Note 19).

Additionally, at December 31, 2022, collateral guarantees on derivatives from BBVA and CaixaBank have been received, amounting to 236 million euros and 43 million euros, respectively (262 million euros and 21 million euros respectively at December 31, 2021).

Renting operations with CaixaBank

In mid-2021, a new Fusion portfolio came into force that included a rental device. The Group has an agreement with CaixaBank to in turn rent these devices (a model known as "rent to rent"), covered by a framework financing agreement previously formalized between Telefónica and CaixaBank. In 2022, the volume of these operations with CaixaBank amount to 405 million euros (186 million euros in 2021) which have involved 19 million euros in financial expenses. As of December 31, 2022, the balance of the account payable to CaixaBank amounted to 501 million euros (176 million euros as of December 31, 2021).

Likewise, the Group carries out other equipment rental operations with CaixaBank (equipment at customers' homes, such as routers or decoders). In 2022, the volume of this equipment leasing transactions was 82 million euros (92 million euros in 2021), with financial expenses amounting to 3 million euros (1 million euros in 2021). As of December 31, 2022, the debt with CaixaBank for these concepts amounts to 119 million euros (73 million euros in 2021).

Other operations

The impact on the consolidated income statement of the Telefónica Group of the rest of the operations with BBVA and CaixaBank in 2022 and 2021 is shown below:

BBVA
Millions of euros	2022	2021
Finance costs	11	8
Receipt of services	7	14
Purchase of goods	—	2
Other expenses	3	19
Total costs	21	43
Finance income	14	5
Dividends received (1)	15	8
Services rendered	40	26
Sale of goods	7	9
Other income	7	5
Total revenues	83	53
(1)  At December 31, 2022, Telefónica held a 0.73% stake (0.66% stake at December 31, 2021) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

CaixaBank
Millions of euros	2022	2021
Finance costs	6	6
Receipt of services	5	10
Purchase of goods	53	57
Total costs	64	73
Services rendered	69	83
Sale of goods	51	67
Other income	2	1
Total revenues	122	151

The following table shows the balance sheet positions of these operations as of December 31, 2022 and 2021, as well as the current guarantees and other off-balance sheet positions.

BBVA
Millions of euros	December 31,2022	December 31,2021
Finance arrangements: loans, capital contributions and others (borrower)	140	155
Finance arrangements: loans and capital contributions (lender)	13	10
Factoring operations	—	108
Guarantees	165	147

CaixaBank
Millions of euros	December 31,2022	December 31,2021
Finance arrangements: loans, capital contributions and others (borrower)	148	145
Finance arrangements: loans and capital contributions (lender)	37	82
Factoring operations	—	28
Guarantees	160	190

Other related parties
The most significant balances and transactions with associates and joint ventures are detailed in Note 10.
During 2022 and 2021, the Directors and senior executives performed no transactions with Telefónica, S.A. or any Telefónica Group company other than those in the Group’s normal trading activity and business. Compensation and other benefits paid to members of the Board of Directors and senior executives are detailed in Note 29.g and Appendix II.
Telefónica contracted a civil liability insurance scheme (D&O) for Directors, managers and staff with similar functions in the Telefónica Group, with standard conditions for these types of insurance and a premium attributable to 2022 of 6,598,467 euros (5,303,931 euros in 2021). This scheme provides coverage for Telefónica, S.A. and its subsidiaries in certain cases.